Financial Risk Management - Summary of Financial Instruments (Parenthetical) (Detail) - SEK (kr) kr in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [abstract]
Cash and cash equivalents	kr 54,050	kr 43,612	kr 45,079	kr 38,389
Cash equivalents	kr 30,035	kr 27,190